Equity-method investees (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Equity Method Investees [Abstract]
Summary of Changes in Carrying Amount of Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2020 and 2019 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Salena S.r.l.	Total
Balance as at December 31, 2018	40,133	87	—	40,220
Share of profit for the year	992	19	—	1,011
Share of other comprehensive income	111	—	—	111
Balance as at December 31, 2019	41,236	106	—	41,342
Share of profit for the year	1,455	—	—	1,455
Share of other comprehensive income	(365)	(8)	—	(373)
Dividends received	(2,335)	—	—	(2,335)
Balance as at December 31, 2020	39,991	98	—	40,089

Schedule of Fair Values of Identifiable Assets and Liabilities and Cash Flow Deriving from Transaction of Subsidiary

The fair values of the identifiable assets and liabilities of Natuzzi Trading Shanghai as at the date control was lost were the following:

Assets
Property, plant and equipment	541
Intangible assets	9,397
Other non-current assets	271
Deferred tax assets	167
Inventories	851
Trade receivables	243
Other current receivables	388
Restricted cash for capital contribution	35,000
Cash and cash equivalents	4,886
Total assets (a)	51,744
Liabilities
Deferred tax liabilities	2,349
Trade payables	992
Other payables	3,710
Liabilities for current income tax	31
Total liabilities (b)	7,082
Total identifiable net assets at fair value c = (a-b)	44,662
49% interest measured at fair value (c x 49%)	21,884
Goodwill arising on the transaction	26,140
Fair value of the retained 49% interest	48,024

Details of the net cash flows deriving from the transaction are as follows:

Cash received for the disposal of the 23.54% interest	30,000
Chinese withholding tax	(2,958)
Cash and cash equivalents of Natuzzi Trading Shanghai	(4,886)
Net cash flows as per cash flows statement	22,156

Summary of Reconciliation of Fair Value of Retained Interest at the date of loss of control with carrying amount in Consolidated Statement of Financial Position

The following table shows the reconciliation of the fair value of the retained interest in Natuzzi Trading Shanghai at the date of loss of control with the carrying amount as at December 31, 2018 included in the consolidated statement of financial position.

Fair value at the date of loss of control		48,024
Elimination of intercompany profit from licensing Natuzzi trademarks		(7,350)
Group’s share of profit for the year	311
Elimination of amortisation of Natuzzi’s trademarks	153
Elimination of intercompany profit on inventories	(597)
Amortisation of intangibles assets	(216)
Reversal of deferred tax liabilities	54
Group’s share of loss for the year, net of equity method adjustments	(295)	(295)
Group’s share of other comprehensive income		(246)
Carrying amount as at December 31, 2018		40,133

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2018 with the carrying amount as at December 31, 2019 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2018		40,133
Group’s share of profit for the year	1,684
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	(671)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	992	992
Group’s share of other comprehensive income		111
Carrying amount as at December 31, 2019		41,236

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2019 with the carrying amount as at December 31, 2020 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2019		41,236
Group’s share of profit for the year	1,873
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	(396)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	1,455	1,455
Group’s share of other comprehensive income		(365)
Dividends received		(2,335)
Carrying amount as at December 31, 2020		39,991

Summarized Statement of Financial Position and Profit or Loss of Joint Venture

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2020 and 2019

	31/12/20	31/12/19
Current assets	60,319	48,910
Non-current assets	20,197	23,166
Current liabilities	(38,427)	(25,663)
Non-current liabilities	(2,367)	(5,004)
Net Assets	39,722	41,409
Group’s share in net assets – 49%	19,463	20,290
Intangible assets	3,351	3,870
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(6,462)	(6,829)
Elimination of intercompany profit on inventories	(1,664)	(1,268)
Deferred tax liabilities	(837)	(967)
Group’s carrying amount of interest	39,991	41,236

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2020, 2019 and for the period July 27, 2018 – December 31, 2018

	2020	2019	2018
Revenue	62,023	52,714	13,836
Cost of sales	(37,414)	(33,754)	(8,197)
Other income and expenses, net	(413)	41	919
Selling expenses	(17,685)	(13,570)	(5,141)
Administrative expenses	(2,185)	(1,883)	(632)
Net finance income	864	1,194	350
Profit before tax	5,190	4,742	1,135
Income tax expense	(1,368)	(1,304)	(500)
Profit for the period	3,822	3,438	635
Other comprehensive profit/(loss)	(744)	227	(503)
Total comprehensive profit for the period	3,078	3,665	132
Group’s share of profit for the period – 49%	1,873	1,684	311
Elimination of amortisation of Natuzzi’s trademarks	367	368	153
Elimination of intercompany profit on inventories	(396)	(671)	(597)
Amortisation of intangible assets	(519)	(519)	(216)
Deferred tax liabilities	130	130	54
Group’s share of profit/(loss), net of equity method adj.	1,455	992	(295)
Group’s share of other comprehensive income/(loss) for the period	(365)	111	(246)
Group’s share of total comprehensive income/(loss) for the period	1,090	1,103	(541)
Dividends received by the Group	2,335	—	—

Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings

As at December 31, 2020 and 2019 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/20	31/12/19
Cash and cash equivalents	43,668	37,049
Bank overdrafts and borrowings	—	—
Lease liabilities current	(2,432)	(1,982)
Lease liabilities non-current	(2,367)	(5,004)
Total, net	38,869	30,063

Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense

For the years ended December 31, 2020, 2019 and for the period July 27, 2018 – December 31, 2018, depreciation and amortization, interest income, interest expense and income tax expense are set below.

	2020	2019	July 27, 2018 - Dec. 31, 2018
Depreciation and amortization	4,106	2,916	427
Interest income	1,256	1,419	356
Interest expense	392	257	13
Income tax expense	1,368	1,304	500